Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Apr. 30, 2021
Temporary Equity [Line Items]
Par Value		$ 0.001	$ 0.0001
Shares Authorized		14,051,702	1,000,000
Shares Issued		13,802,758
Shares Outstanding		13,802,758
Carrying Value		$ 20,857,453
Liquidation Preference		$ 38,916,405
Common Stock Issuable Upon Conversion		13,802,758	1,028,262
Conversion of capital units into convertible preferred stock, Temporary equity value		$ (10,681,040)
Ending Balance, Shares		13,802,758
Ending Balance		$ 20,857,453
Series A Preferred Stock
Temporary Equity [Line Items]
Par Value			$ 0.0001
Shares Authorized		9,429,006	4,305
Shares Issued			4,305
Shares Outstanding	4,305		4,305
Carrying Value	$ 4,345,022		$ 4,431,838
Liquidation Preference			$ 4,431,838
Common Stock Issuable Upon Conversion			342,754
Ending Balance, Shares	4,305
Ending Balance	$ 4,345,022
Issuance of convertible preferred stock, net of issuance costs, Shares	4,305
Issuance of convertible preferred stock, net of issuance costs	$ 4,143,854
Series A-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		6,000,000
Shares Issued		6,000,000		6,000,000
Shares Outstanding		6,000,000
Carrying Value		$ 2,972,028
Liquidation Preference		$ 18,000,000
Common Stock Issuable Upon Conversion		6,000,000
Beginning Balance, Shares		0
Beginning Balance		$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares		6,000,000
Conversion of capital units into convertible preferred stock, Temporary equity value		$ 2,972,028
Ending Balance, Shares		6,000,000
Ending Balance		$ 2,972,028
Series A-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		1,266,667
Shares Issued		1,266,667		1,266,667
Shares Outstanding		1,266,667
Carrying Value		$ 1,865,374
Liquidation Preference		$ 3,800,001
Common Stock Issuable Upon Conversion		1,266,667
Beginning Balance, Shares		0
Beginning Balance		$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares		1,266,667
Conversion of capital units into convertible preferred stock, Temporary equity value		$ 1,865,374
Ending Balance, Shares		1,266,667
Ending Balance		$ 1,865,374
Series A-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		527,752
Shares Issued		527,752		527,752
Shares Outstanding		527,752
Carrying Value		$ 1,416,519
Liquidation Preference		$ 1,583,256
Common Stock Issuable Upon Conversion		527,752
Beginning Balance, Shares		0
Beginning Balance		$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares		527,752
Conversion of capital units into convertible preferred stock, Temporary equity value		$ 1,416,519
Ending Balance, Shares		527,752
Ending Balance		$ 1,416,519
Series A-4 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		1,016,669
Shares Issued		1,016,669		1,016,669
Shares Outstanding		1,016,669
Carrying Value		$ 3,035,377
Liquidation Preference		$ 3,050,007
Common Stock Issuable Upon Conversion		1,016,669
Beginning Balance, Shares		0
Beginning Balance		$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares		1,016,669
Conversion of capital units into convertible preferred stock, Temporary equity value		$ 3,035,377
Ending Balance, Shares		1,016,669
Ending Balance		$ 3,035,377
Series A-5 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		514,932
Shares Issued		514,932		514,932
Shares Outstanding		514,932
Carrying Value		$ 1,329,024
Liquidation Preference		$ 2,162,714
Common Stock Issuable Upon Conversion		514,932
Beginning Balance, Shares		0
Beginning Balance		$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares		514,932
Conversion of capital units into convertible preferred stock, Temporary equity value		$ 1,329,024
Ending Balance, Shares		514,932
Ending Balance		$ 1,329,024
Series A-6 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		102,986
Shares Issued		102,986		102,986
Shares Outstanding		102,986
Carrying Value		$ 62,718
Liquidation Preference		$ 144,180
Common Stock Issuable Upon Conversion		102,986
Beginning Balance, Shares		0
Beginning Balance		$ 0
Conversion of capital units into convertible preferred stock, Temporary equity shares		102,986
Conversion of capital units into convertible preferred stock, Temporary equity value		$ 62,718
Ending Balance, Shares		102,986
Ending Balance		$ 62,718
Series B-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		4,219,409
Shares Issued		3,970,465		2,240,507
Shares Outstanding		3,970,465
Carrying Value		$ 9,352,627
Liquidation Preference		$ 9,410,002
Common Stock Issuable Upon Conversion		3,970,465
Beginning Balance, Shares		0
Beginning Balance		$ 0
Ending Balance, Shares		3,970,465
Ending Balance		$ 9,352,627
Issuance of convertible preferred stock, net of issuance costs, Shares		3,970,465
Issuance of convertible preferred stock, net of issuance costs		$ 9,352,627
Series B-2 Convertible Preferred Stock
Temporary Equity [Line Items]
Par Value		$ 0.001
Shares Authorized		403,287
Shares Issued		403,287
Shares Outstanding		403,287
Carrying Value		$ 823,786
Liquidation Preference		$ 766,245
Common Stock Issuable Upon Conversion		403,287
Beginning Balance, Shares		0
Beginning Balance		$ 0
Ending Balance, Shares		403,287
Ending Balance		$ 823,786
Issuance of convertible preferred stock, net of issuance costs, Shares		403,287
Issuance of convertible preferred stock, net of issuance costs		$ 823,786